Expense Example, No Redemption - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2022 USD ($)
Fidelity Advisor Capital Development Fund - Class A
Expense Example, No Redemption:
1 Year	$ 657
3 Years	831
5 Years	1,019
10 Years	1,564
Fidelity Advisor Capital Development Fund - Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	1,849
Fidelity Advisor Capital Development Fund - Class M
Expense Example, No Redemption:
1 Year	480
3 Years	754
5 Years	1,048
10 Years	1,885
Fidelity Advisor Capital Development Fund - Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	$ 894